Financial instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Carrying value, long-term debt	$ 3,387,195,000	$ 3,382,419,000
Fair value of other long-term liabilities, excluding deferred gains	346,138,000	217,134,000
Carrying value of other long-term liabilities, excluding deferred gains	342,767,000	214,458,000
Restricted cash	2,095,000	1,100,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	$ 3,963,000
Swaption Counterparty B [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.183%
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	$ 200,000,000
Effective date	Mar. 02, 2017
Ending date	Mar. 02, 2027
Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional amount on foreign exchange forward contract	$ 15,200,000	14,200,000
Fair value of financial instruments liability	1,260,000	638,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Fair value, long-term debt	335,340,000	342,240,000
Carrying value, long-term debt	345,000,000	345,000,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt	2,999,746,000	2,911,330,000
Carrying value, long-term debt	$ 3,042,195,000	$ 3,037,419,000